CASH FLOW INFORMATION	12 Months Ended
Jul. 31, 2016
Supplemental Cash Flow Elements [Abstract]
CASH FLOW INFORMATION

9. CASH FLOW INFORMATION:

For purposes of reporting cash flows, the Company considers cash equivalents to consist of short-term highly liquid investments with maturities of three months or less, which are readily convertible into cash.

Supplemental disclosures:

	July 31,
	2016	2015	2014
Interest paid, net of capitalized interest of $49,707 (2016),
$23,733 (2015) and $16,300 (2014)	$222,969	$329,653	$424,039
Income taxes paid (refunded)	$(367,755)	$237,702	$720,583